Note 17 Goodwill, breakdown by CGU and changes of the year (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Additional recognition, goodwill	€ 0	€ 0
Increase (decrease) through net exchange differences, goodwill	85	41
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	(152)
Goodwill	793	707	€ 818
MEXICO
Disclosure of reconciliation of changes in goodwill [line items]
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	69	55
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0
Goodwill	628	559	504
TURKEY
Disclosure of reconciliation of changes in goodwill [line items]
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	0	0
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	(152)
Goodwill	0	0	152
COLOMBIA
Disclosure of reconciliation of changes in goodwill [line items]
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	15	(16)
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill	133	118	134
CHILE
Disclosure of reconciliation of changes in goodwill [line items]
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	1	1
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill	27	25	24
Other Countries [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	0	1
Impairment loss recognised in profit or loss, goodwill	0	0
Increase decrease of companies held for sale	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill	€ 5	€ 5	€ 4